Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) - Subsequent Event Type [Domain] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Sep. 30, 2007
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Share-based compensation	$ 137,163	$ 121,257	$ 279,188	$ 297,919	$ 720,150	$ 803,060
Compensation cost for stock options not yet recognized					$ 1,009,941
Recognition period of share based compensation expense					3 years
Ending Balance, weighted average options/warrants exercise price					$ 1.65
Options intrinsic value					$ 47,241	$ 56,750
Class of warrants exercised					586,081
Employees [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Number of options available under 2005 Equity Incentive Plan					569,000
Board [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Number of options available under 2005 Equity Incentive Plan					68,495
Warrant [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Warrant expired or cancelled					(1,470,263)	(1,250)
Options granted					1,169,318	5,421,581
Exercisable Options/Warrants					7,269,500
Ending Balance					7,269,500	8,156,526
Ending Balance, weighted average options/warrants exercise price					$ 1.48
Weighted-Average Remaining Contractual Life in Years					3 years 4 months 24 days
Expired, weighted average warrant exercise price					$ 3.49	$ 15.00
Equity Incentive Plan [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Number of options available under 2005 Equity Incentive Plan						3,000,000	1,750,000	1,000,000
Employee Stock Option [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Options granted					637,495	791,100
Weighted average exercise price					$ 2.64	$ 3.01
Exercisable Options/Warrants					1,875,609
Exercisable, Weighted Average Remaining Contractual Term					6 years 10 months 24 days
Options, intrinsic value					$ 196,655
Ending Balance					2,488,279	2,051,511
Ending Balance, weighted average options/warrants exercise price					$ 2.40
Weighted-Average Remaining Contractual Life in Years					6 years 10 months 24 days
Options intrinsic value					$ 215,103